Shareholder Report, Line Graph (Details) 195305_MainGate MLP Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 2,194,702	$ 1,549,660	$ 1,314,351	$ 914,373	$ 640,248	$ 825,275	$ 953,889	$ 1,014,541	$ 1,135,543	$ 1,000,000	$ 2,089,855
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	3,406,559	2,544,275	2,234,960	2,461,684	1,924,378	1,638,378	1,411,057	1,327,749	1,080,582	1,000,000	$ 3,917,527
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian MLP Total Return Index
Accumulated Value	$ 2,209,372	$ 1,684,838	$ 1,366,517	$ 960,621	$ 692,335	$ 917,045	$ 1,030,439	$ 1,018,156	$ 1,092,842	$ 1,000,000	$ 2,287,743